Mineral Stream Interests (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Detailed Information About Termination Of Mineral Stream Interests [Line Items]
Schedule of Mineral Stream Interests

	Year Ended December 31, 2022

	Cost				Accumulated Depletion & Impairment 1					Carrying Amount Dec 31, 2022
(in thousands)	Balance Jan 1, 2022	Additions (Reductions)	Disposal	Balance Dec 31, 2022	Balance Jan 1, 2022	Depletion	Disposal	Impairment (Charge) Reversal	Balance Dec 31, 2022

Gold interests
Salobo	$3,059,876	$-	-	$3,059,876	$(621,937)	$(54,677)	-	$-	$(676,614)	$2,383,262
Sudbury 2	623,864	-	-	623,864	(316,695)	(23,753)	-	-	(340,448)	283,416
Constancia	140,058	-	-	140,058	(36,269)	(8,206)	-	-	(44,475)	95,583
San Dimas	220,429	-	-	220,429	(53,706)	(10,858)	-	-	(64,564)	155,865
Stillwater 3	239,352	-	-	239,352	(19,567)	(3,933)	-	-	(23,500)	215,852
Other 4	761,334	138,515	(354,458)	545,391	(396,542)	(1,252)	348,265	(1,719)	(51,248)	494,143

	$5,044,913	$138,515	$(354,458)	$4,828,970	$(1,444,716)	$(102,679)	$348,265	$(1,719)	$(1,200,849)	$3,628,121

Silver interests
Peñasquito	$524,626	$-	$-	524,626	$(202,608)	$(28,344)	$-	$-	$(230,952)	$293,674
Antamina	900,343	-	-	900,343	(320,291)	(34,684)	-	-	(354,975)	545,368
Constancia	302,948	-	-	302,948	(97,064)	(12,937)	-	-	(110,001)	192,947
Other 5	1,438,974	4,519	(425,294)	1,018,199	(845,779)	(36,640)	306,986	10,330	(565,103)	453,096

	$3,166,891	$4,519	$(425,294)	$2,746,116	$(1,465,742)	$(112,605)	$306,986	$10,330	$(1,261,031)	$1,485,085

Palladium interests
Stillwater 3	$263,721	$-	-	$263,721	$(30,891)	$(6,018)	-	$-	$(36,909)	$226,812

Platinum interests
Marathon	$-	$9,428	-	$9,428	$-	$-	-	$-	$-	$9,428

Cobalt interests
Voisey’s Bay 6	$393,422	$-	-	$393,422	$(21,801)	$(14,048)	-	$-	$(35,849)	$357,573

	$8,868,947	$152,462	$(779,752)	$8,241,657	$(2,963,150)	$(235,350)	$655,251	$8,611	$(2,534,638)	$5,707,019

1)	Includes cumulative impairment charges to December 31, 2022 as follows: Pascua-Lama silver interest - $338 million; and Sudbury gold interest - $120 million.
2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)
Comprised of the Minto, Copper World Complex (formerly referred to as Rosemont in these financial statements), 777, Marmato, Santo Domingo, Fenix, Blackwater Marathon, Goose and Curipamba gold interests. As the 777 mine has been permanently closed, the 777 PMPA has been reflected as a disposition, with the carrying value transferred to a long-term receivable (Note 19).

5)
Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex (formerly referred to as Rosemont in these financial statements), 777, Marmato, Cozamin, Blackwater and Curipamba silver interests. The Keno Hill PMPA and the Yauliyacu PMPA were terminated on September 7, 2022 and December 14, 2022, respectively. As the 777 mine has been permanently closed, the 777 PMPA has been reflected as a disposition, with the carrying value transferred to a long-term receivable (Note 19).

6)
When cobalt is delivered to the Company it is recorded as inventory until such time as it is sold and the cost of the cobalt is recorded as a cost of sale. Depletion in this table for the Voisey’s Bay cobalt interest is inclusive of depletion relating to inventory.

	Year Ended December 31, 2021

	Cost			Accumulated Depletion & Impairment 1				Carrying Amount Dec 31, 2021
(in thousands)	Balance Jan 1, 2021	Additions (Reductions)	Balance Dec 31, 2021	Balance Jan 1, 2021	Depletion	Impairment Reversal	Balance Dec 31, 2021

Gold interests
Salobo	$3,059,876	$-	$3,059,876	$(550,532)	$(71,405)	$-	$(621,937)	$2,437,939
Sudbury 2	623,864	-	623,864	(302,848)	(13,847)	-	(316,695)	307,169
Constancia	136,058	4,000	140,058	(30,489)	(5,780)	-	(36,269)	103,789
San Dimas	220,429	-	220,429	(38,227)	(15,479)	-	(53,706)	166,723
Stillwater 3	239,352	-	239,352	(15,042)	(4,525)	-	(19,567)	219,785
Other 4	402,232	359,102	761,334	(394,706)	(1,836)	-	(396,542)	364,792

	$4,681,811	$363,102	$5,044,913	$(1,331,844)	$(112,872)	$-	$(1,444,716)	$3,600,197

Silver interests
Peñasquito	$524,626	$-	$524,626	$(174,054)	$(28,554)	$-	$(202,608)	$322,018
Antamina	900,343	-	900,343	(273,409)	(46,882)	-	(320,291)	580,052
Constancia	302,948	-	302,948	(85,904)	(11,160)	-	(97,064)	205,884
Other 5	1,281,228	157,746	1,438,974	(806,253)	(39,526)	-	(845,779)	593,195

	$3,009,145	$157,746	$3,166,891	$(1,339,620)	$(126,122)	$-	$(1,465,742)	$1,701,149

Palladium interests
Stillwater 3	$263,721	$-	$263,721	$(22,332)	$(8,559)	$-	$(30,891)	$232,830

Cobalt interests
Voisey’s Bay 6	$393,422	$-	$393,422	$(165,912)	$(12,606)	$156,717	$(21,801)	$371,621

	$8,348,099	$520,848	$8,868,947	$(2,859,708)	$(260,159)	$156,717	$(2,963,150)	$5,905,797

1)
Includes cumulative impairment charges to December 31, 2021 as follows: Keno Hill silver interest - $11 million; Pascua-Lama silver interest - $338 million; 777 silver interest - $64 million; 777 gold interest - $151 million; and Sudbury gold interest - $120 million.

2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)	Comprised of the Minto, Copper World Complex (formerly referred to as Rosemont in these financial statements), 777, Marmato, Santo Domingo, Fenix and Blackwater gold interests.
5)
Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex (formerly referred to as Rosemont in these financial statements), 777, Marmato, Cozamin and Blackwater silver interests. The Keno Hill PMPA and the Yauliyacu PMPA were terminated on September 7, 2022 and December 14, 2022, respectively.

6)
When cobalt is delivered to the Company it is recorded as inventory until such time as it is sold and the cost of the cobalt is recorded as a cost of sale. Depletion in this table for the Voisey’s Bay cobalt interest is inclusive of depletion relating to inventory.

Classification of Mining Interest Between Depletable and Non-depletable

	December 31, 2022			December 31, 2021

(in thousands)	Depletable	Non- Depletable	Total	Depletable	Non- Depletable	Total

Gold interests
Salobo	$1,990,789	$392,473	$2,383,262	$2,045,466	$392,473	$2,437,939
Sudbury 1	239,002	44,414	283,416	244,109	63,060	307,169
Constancia	89,097	6,486	95,583	96,808	6,981	103,789
San Dimas	51,459	104,406	155,865	60,574	106,149	166,723
Stillwater 2	191,051	24,801	215,852	196,853	22,932	219,785
Other 3	19,248	474,895	494,143	28,025	336,767	364,792

	$2,580,646	$1,047,475	$3,628,121	$2,671,835	$928,362	$3,600,197

Silver interests
Peñasquito	$219,969	$73,705	$293,674	$237,720	$84,298	$322,018
Antamina	198,294	347,074	545,368	232,977	347,075	580,052
Constancia	182,171	10,776	192,947	194,364	11,520	205,884
Other 4	139,424	313,672	453,096	272,620	320,575	593,195

	$739,858	$745,227	$1,485,085	$937,681	$763,468	$1,701,149

Palladium interests

Stillwater 2	$218,104	$8,708	$226,812	$222,859	$9,971	$232,830

Platinum interests

Marathon	$-	$9,428	$9,428	$-	$-	$-

Cobalt interests
Voisey’s Bay	$316,749	$40,824	$357,573	$330,795	$40,826	$371,621

	$3,855,357	$1,851,662	$5,707,019	$4,163,170	$1,742,627	$5,905,797

1)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
2)	Comprised of the Stillwater and East Boulder gold and palladium interests.
3)
Comprised of the Minto, Copper World Complex (formerly referred to as Rosemont in these financial statements), 777, Marmato, Santo Domingo, Fenix, Blackwater, Marathon, Goose and Curipamba gold interests. As the 777 mine has been permanently closed, the 777 PMPA has been reflected as a disposition, with the carrying value transferred to a long-term receivable (Note 19).

4)
Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex (formerly referred to as Rosemont in these financial statements), 777, Marmato, Cozamin, Blackwater and Curipamba silver interests. The Keno Hill PMPA and the Yauliyacu PMPA were terminated on September 7, 2022 and December 14, 2022, respectively. As the 777 mine has been permanently closed, the 777 PMPA has been reflected as a disposition, with the carrying value transferred to a long-term receivable (Note 19).

Keno Hill Pmpa [Member]
Disclosure Of Detailed Information About Termination Of Mineral Stream Interests [Line Items]
Disclosure Of Detailed Information About Termination Of Investment Property

(in thousands)

Fair value of Hecla Mining Company shares received	$140,596

Less: carrying value after impairment reversal, plus closing costs	(36,201)

Gain on disposal of the Keno Hill PMPA	$104,395

Yauliyacu PMPA [Member]
Disclosure Of Detailed Information About Termination Of Mineral Stream Interests [Line Items]
Disclosure Of Detailed Information About Termination Of Investment Property

(in thousands)

Proceeds received on disposal of Yauliyacu	$131,937

Less: carrying value plus closing costs	(80,464)

Gain on disposal of the Yauliyacu PMPA	$51,473